Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Quoted Market Prices	Significant Other	Significant
	in Active Markets -	Observable Inputs -	Unobservable Inputs	Total
	Level 1	Level 2	Level - 3	Fair Value
As of September 30, 2012:

Oil and gas puts	$-	$101	$3	$104
Embedded derivatives	-	-	(14,825)	(14,825)

Total derivative liabilities	$-	$101	$(14,822)	$(14,721)

As of December 31, 2011:

Oil and gas puts	$-	$1,038	$209	$1,247
Embedded derivatives	-	-	(16,067)	(16,067)

Total derivative liabilities	$-	$1,038	$(15,858)	$(14,820)

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Nine Months Ended
	September 30,
	2012	2011
Balance at beginning of period	$(15,858)	$(26,703)
Realized and unrealized gains (losses) included in earnings	1,036	12,254
Balance at end of period	$(14,822)	$(14,449)

Changes in unrealized gains (losses) relating to derivatives assets and liabilities
still held at the end of the period	$1,036	$12,254